UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2010 to November 30, 2010

Commission File Number of issuing entity 333-133170-01, 333-113669-01, 333-166240-01 and 333-60418-01

World Financial Network Credit Card Master Note Trust

(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-133170, 333-113669, 333-166240 and 333-60418

WFN Credit Company, LLC

(Exact Name of Registrant as Specified in its Charter)

World Financial Network National Bank

(Exact Name of Registrant as Specified in its Charter)

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

220 West Schrock Road, Westerville, Ohio	43081
(Address of principal executive offices of issuing entity)	(Zip Code)

(614) 729-5044

(Telephone number, including area code)

N/A

(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2004-C, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-D, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2010-A, Class A, Class M, Class B and Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐    [Check]

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

This Form 10-D/A amends and supercedes in its entirety the Form 10-D of World Financial Network Credit Card Master Note Trust previously filed on December 15, 2010.

The response to Item 1 is set forth below and in Exhibit 99.1.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

For each of Series 2004-C, Series 2009-A, Series 2009-B, Series 2009-D and Series 2010-A is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?    Yes  ☐    No  ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?    Yes  ☐    No  ☒

The tables below contain performance information for the receivables in the trust portfolio for each of the periods shown. The composition of the trust portfolio is expected to change over time. The future performance of the receivables in the trust portfolio may be different from the historical performance set forth below.

All data set forth in the tables below is reported on a collected basis, except that data for some acquired portfolios is reported on a billed basis for the period before the bank acquired them. Average principal receivables outstanding is the average of the principal receivables balances at the beginning of each month in the period indicated. Fees include late fees and return check fees.

Cardholder Monthly Payment Rates

Trust Portfolio

	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Lowest Month	13.57%	12.57%
Highest Month	17.42%	17.63%
Monthly Average	16.09%	14.62%

The percentage of the accounts in the trust portfolio for which cardholders made minimum payments as of their respective latest statement date, in each case based on the prior month statement minimum payments, was approximately 18.2%.

The percentage of the accounts in the trust portfolio for which cardholders made full payments as of their respective latest statement date, in each case based on the prior month statement outstanding balance, was approximately 13.1%.

Composition by Retailer Type

Trust Portfolio

As of November 30, 2010

Retailer Type	Percentage Principal Receivables Outstanding
Soft goods	78.64%
Furniture	16.37%
Jewelry	2.29%
Other	2.70%

Item 9.	Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2004-C, Series 2009-A, Series 2009-B, Series 2009-D and Series 2010-A for the December 15, 2010 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: December 30, 2010

	By:	/S/ DANIEL T. GROOMES
	Name:	Daniel T. Groomes
	Title:	President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2004-C, Series 2009-A, Series 2009-B, Series 2009-D and Series 2010-A for the December 15, 2010 Payment Date.